Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2020
Related party transactions [abstract]
Schedule of Compensation to Key Management Personnel

Compensation to key management personnel were as follows:

	2020	2019	2018

Salaries	$1,501,058	$1,251,277	$1,216,250
Share-based payments (1)	2,144,930	2,135,579	2,449,683

Total	$3,645,988	$3,386,856	$3,665,933

(1) Share-based payments are the fair value of options granted to key management personnel and expensed during the various years as calculated using the Black-Scholes model.